Exploration and evaluation assets (Tables)	6 Months Ended
Jun. 30, 2026
Exploration and evaluation assets.
Disclosure of detailed information about exploration and evaluation assets

	Bilboes
	Gold	Motapa	Maligreen	GG	Sabiwa	Abercorn	Valentine	Total
Balance at January 1, 2025	74,900	12,233	6,033	3,774	294	27	65	97,326
Decommissioning asset estimation adjustment	(301)	87	78	—	—	—	—	(136)
Exploration costs:
- Consumables and drilling	—	522	—	—	—	—	—	522
- Contractor	—	1,809	—	—	—	—	—	1,809
- Labour	—	653	—	—	—	15	—	668
- Power	—	—	1	—	—	—	—	1
- Other	—	295	24	—	—	—	—	319
Preliminary economic assessment and feasibility study	3,721	—	—	—	—	—	—	3,721
Impairment	—	—	—	—	(294)	(42)	(65)	(401)
Balance at December 31, 2025	78,320	15,599	6,136	3,774	—	—	—	103,829

Balance at January 1, 2026	78,320	15,599	6,136	3,774	—	—	—	103,829
Decommissioning asset estimation adjustment	73	20	13	—	—	—	—	106
Exploration costs:
- Consumables and drilling	—	339	—	—	—	—	—	339
- Contractor	—	942	—	—	—	—	—	942
- Labour	—	344	—	—	—	—	—	344
- Power	—	—	12	—	—	—	—	12
- Other	737	128	—	—	—	—	—	865
Transfer to property, plant and equipment	(79,130)	—	—	—	—	—	—	(79,130)
Balance at June 30, 2026	—	17,372	6,161	3,774	—	—	—	27,307